Prospectus Supplement                                            76547 10/01
dated October 8, 2001 to:

Putnam Global Aggressive Growth Fund (the "fund")
Prospectus dated February 28, 2001

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                       Since   Experience
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Roland W. Gillis              1998    1995 - Present      Putnam Management
Managing Director
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Robert J. Swift               1999    1995 - Present      Putnam Management
Managing Director
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Stephen P. Dexter             2000    1999 - Present      Putnam Management
Senior Vice President                 Prior to June 1999  Scudder Kemper Inc.
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Peter J. Hadden               2000    1992 - Present      Putnam Management
Senior Vice President
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Richard B. Weed               2001    2000 - Present      Putnam Management
Senior Vice President                 Prior to December   State Street
                                      2000                Global Advisors
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